Exploration Expense (Detail) - Exploration Expense - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Statement Line Items [Line Items]
Exploration expense	$ (4,178)	$ (12,223)	$ (13,955)	$ (40,545)
BMSC [Member]
Statement Line Items [Line Items]
Exploration expense	1,082		4,313
BMSC [Member] | Restated [Member]
Statement Line Items [Line Items]
Exploration expense		1,859		7,421
Timok - Upper Zone [Member]
Statement Line Items [Line Items]
Exploration expense	2,279		6,899
Timok - Lower Zone [Member]
Statement Line Items [Line Items]
Exploration expense	34		1,218
Timok - Lower Zone [Member] | Restated [Member]
Statement Line Items [Line Items]
Exploration expense		4,517		13,212
Other properties [Member]
Statement Line Items [Line Items]
Exploration expense	783		1,525
Other properties [Member] | Restated [Member]
Statement Line Items [Line Items]
Exploration expense		597		938
Total [Member]
Statement Line Items [Line Items]
Exploration expense	$ 4,178		$ 13,955
Total [Member] | Restated [Member]
Statement Line Items [Line Items]
Exploration expense		12,223		40,545
Timok - Brownfield exploration [Member] | Restated [Member]
Statement Line Items [Line Items]
Exploration expense		$ 5,250		$ 18,974